Goodwill, Product Rights and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended					12 Months Ended				12 Months Ended		6 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011 Columbia [Member]	Dec. 31, 2012 Actavis Group [Member]	Oct. 31, 2012 Actavis Group [Member]	Oct. 31, 2012 Actavis Group [Member] Core technology [Member]	Oct. 31, 2012 Actavis Group [Member] Customer relationships [Member]	Dec. 31, 2012 Ascent [Member]	Jan. 31, 2012 Ascent [Member]	Jan. 24, 2012 Ascent [Member]	Dec. 31, 2012 Ascent [Member] Actavis Group [Member]	Dec. 31, 2012 Specifar [Member]	May 25, 2011 Specifar [Member]	Jun. 30, 2012 Specifar [Member] IPR&D [Member]	Dec. 31, 2012 Specifar [Member] Esomeprazole product rights [Member]	Dec. 31, 2011 Arrow Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Increase in Actavis Pharma segment goodwill recognized in connection with Business acquisitions										$ 214.3	$ 3,118.5		$ 195.1
Acquisition of intangible assets	1,613.6	3,784.3			2,527.7								429.4
Acquisition of intangible assets relating to CMP					2,099.2	38.9	116.7		192.6	192.6			265.1
Amortized over a weighted average useful life				8 years 8 months 12 days				9 years				7 years
Acquisition of intangible assets relating to IPR&D					272.9								164.3
Impairment charge	102.8		75.8											101.0		27.0
Impairment charges related to product rights and IPR&D intnagible assets												117.8			16.8
IPR&D intangibles transferred to product rights and other related intangibles	$ 250.4	$ 211.3